Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions

7. Related Party Transactions

During the three months ended March 31, 2025, Mr. Kepler advanced the Company $330,000 and the Company repaid Mr. Kepler $183,132. At March 31, 2025, advances totaling approximately $248,000 remained due to Mr. Kepler.

7. Related Party Transactions

On March 16, 2023, the Company purchased 282,501 shares of Common Stock from Mr. Kepler at a price of $0.28 per share. The purchase of these shares was done in order to reduce Mr. Kepler’s cash bonus for 2022. The shares acquired from Mr. Kepler were subsequently retired and added back to authorized but unissued shares.

As noted in Note 4, on July 1, 2024 Mr. Kepler purchased 25,000 shares of common stock at a price of $4.00 per share in connection with the Stock Purchase Agreement.

During 2024, Mr. Kepler forfeited 10,000 shares of common stock. The shares were subsequently retired and added back to authorized but unissued shares.

During 2024, Mr. Kepler advanced the Company approximately $101,000, all of which remained outstanding at December 31, 2024.